Share Capital and Reserves - Stock options - Weighted average assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Reserves
Expected stock price volatility	41.40%	40.00%
Risk-free interest rate	3.10%	3.30%
Expected life of the options	5	5
Expected dividend yield	0.00%	0.00%
Forfeiture rate	5.00%	5.00%
Grant date fair value per option	$ 1.09	$ 0.99